UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F-NT Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [X ];          Amendment Number:__1___
This Amendment (Check only one.): [X ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Merrill Lynch International
Address:       Ropemaker Place
               25 Ropemaker Street
               London, U.K. EC2Y 9LY

13F File Number: 028-07178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Larry Dobosh
Title:     First Vice President
Phone:     011 44 020 7573-0608
Signature, Place, and Date of Signing:




/s/ Larry Dobosh
----------------------
Signature

London, England
City, Country

August 3, 2000
Date

Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.